Organization and Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accumulated deficit	$ 137,380		$ 137,380		$ (70,855)		$ 134,297
Working capital deficit	73,546		73,546		104,743	$ 6,934
Net loss	27,854	$ (5,825)	60,844	$ 5,881	54,738	4,152
Net cash flows used by operating activities			42,170	$ 7,322	(8,665)	(45,639)
Cash and cash equivalents	9,339		9,339		11,626	$ 23,179
Total flyExclusive stockholders’ equity (deficit)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accumulated deficit	$ 149,705		$ 149,705		$ (46,461)		$ 149,509